Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013
Advisor Class A and C Prospectus | Kinetics Alternative Income Fund | Advisor Class A
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Trading Symbol	KWIAX
Advisor Class A and C Prospectus | Kinetics Alternative Income Fund | Advisor Class C
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Trading Symbol	KWICX
Advisor Class A and C Prospectus | Kinetics Internet Fund | Advisor Class A
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Trading Symbol	KINAX
Advisor Class A and C Prospectus | Kinetics Internet Fund | Advisor Class C
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Trading Symbol	KINCX
Advisor Class A and C Prospectus | Kinetics Global Fund | Advisor Class A
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Trading Symbol	KGLAX
Advisor Class A and C Prospectus | Kinetics Global Fund | Advisor Class C
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Trading Symbol	KGLCX
Advisor Class A and C Prospectus | Kinetics Paradigm Fund | Advisor Class A
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Trading Symbol	KNPAX
Advisor Class A and C Prospectus | Kinetics Paradigm Fund | Advisor Class C
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Trading Symbol	KNPCX
Advisor Class A and C Prospectus | Kinetics Medical Fund | Advisor Class A
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Trading Symbol	KRXAX
Advisor Class A and C Prospectus | Kinetics Medical Fund | Advisor Class C
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Trading Symbol	KRXCX
Advisor Class A and C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class A
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Trading Symbol	KSOAX
Advisor Class A and C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class C
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Trading Symbol	KSOCX
Advisor Class A and C Prospectus | Kinetics Market Opportunities Fund | Advisor Class A
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Trading Symbol	KMKAX
Advisor Class A and C Prospectus | Kinetics Market Opportunities Fund | Advisor Class C
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Trading Symbol	KMKCX
Advisor Class A and C Prospectus | Kinetics Multi-Disciplinary Fund | Advisor Class A
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Trading Symbol	KMDAX
Advisor Class A and C Prospectus | Kinetics Multi-Disciplinary Fund | Advisor Class C
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Trading Symbol	KMDCX
Institutional Class Prospectus | Kinetics Alternative Income Fund | Institutional Class
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Trading Symbol	KWIIX
Institutional Class Prospectus | Kinetics Internet Fund | No Load Class
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Trading Symbol	WWWFX
Institutional Class Prospectus | Kinetics Global Fund | No Load Class
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Trading Symbol	WWWEX
Institutional Class Prospectus | Kinetics Paradigm Fund | Institutional Class
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Trading Symbol	KNPYX
Institutional Class Prospectus | Kinetics Medical Fund | No Load Class
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Trading Symbol	MEDRX
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Institutional Class
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Trading Symbol	KSCYX
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Institutional Class
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Trading Symbol	KMKYX
Institutional Class Prospectus | Kinetics Multi-Disciplinary Fund | Institutional Class
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Trading Symbol	KMDYX
No Load Class Prospectus | Kinetics Alternative Income Fund | No Load Class
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Trading Symbol	KWINX
No Load Class Prospectus | Kinetics Internet Fund | No Load Class
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Trading Symbol	WWWFX
No Load Class Prospectus | Kinetics Global Fund | No Load Class
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Trading Symbol	WWWEX
No Load Class Prospectus | Kinetics Paradigm Fund | No Load Class
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Trading Symbol	WWNPX
No Load Class Prospectus | Kinetics Medical Fund | No Load Class
Risk/Return:
Trading Symbol	MEDRX
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | No Load Class
Risk/Return:
Trading Symbol	KSCOX
No Load Class Prospectus | Kinetics Market Opportunities Fund | No Load Class
Risk/Return:
Trading Symbol	KMKNX
No Load Class Prospectus | Kinetics Multi-Disciplinary Fund | No Load
Risk/Return:
Trading Symbol	KMDNX

Advisor Class A and C Prospectus | Kinetics Alternative Income Fund
Kinetics Alternative Income Fund
Investment Objectives
The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains.
The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.  The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Alternative Income Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Alternative Income Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	0.90%	0.90%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Other Expenses		1.17%	1.17%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.92%	0.92%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	2.35%	2.85%
Less: Fee Waiver	[3]	1.12%	1.12%
Net Annual Fund Operating Expenses		1.23%	1.73%
[1]	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.20% and 1.70%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds .

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
Expense Example Advisor Class A and C Prospectus Kinetics Alternative Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	693	1,165	1,662	3,026
Advisor Class C	176	777	1,405	3,095

Portfolio Turnover.
  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.  However, that portfolio turnover rate reflects a previous investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek its primary investment objective of current income and gains by collecting premiums on written put options, while maintaining a portfolio of primarily fixed income securities to serve as collateral to, cover obligations pursuant to written options and seek the secondary objective of long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, convertible securities and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”), and real estate investment trusts (“REITs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to written options and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity .

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

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Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.  The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

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Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

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Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

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Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

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Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

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Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

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Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

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Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio.  If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

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Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?

The Alternative Income Fund may be appropriate for investors who:

»	wish to generate income and capital; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns.  The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of a broad measure of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance will reflect the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

The Alternative Income Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:

Best Quarter:	2009	Q2	17.81%
Worst Quarter:	2011	Q3	-14.15%

Average Annual Total Returns as of 12/31/2012
The after-tax returns for the Alternative Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Alternative Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class A	The Alternative Income Fund (KWIAX) Advisor Class A Return Before Taxes	3.37%	(4.14%)	(3.32%)	Jun 29, 2007
Advisor Class C	The Alternative Income Fund (KWICX) Advisor Class C Return Before Taxes	8.96%	(3.49%)	(2.77%)	Jun 29, 2007
After Taxes on Distributions Advisor Class A	The Alternative Income Fund (KWIAX) Advisor Class A Return After Taxes on Distributions	2.61%	(4.41%)	(3.60%)
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Alternative Income Fund (KWIAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	2.19%	(3.61%)	(2.93%)
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	3.69%	4.23%	4.51%	Jun 29, 2007
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	5.95%	6.49%	Jun 29, 2007
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	1.25%	Jun 29, 2007
ISE Water Index (reflects no deductions for fees, expenses or taxes)	ISE Water Index (reflects no deductions for fees, expenses or taxes)	25.61%	3.04%	3.26%	Jun 29, 2007
Palisades Water Index (reflects no deductions for fees, expenses or taxes)	Palisades Water Index (reflects no deductions for fees, expenses or taxes)	28.73%	0.77%	1.56%	Jun 29, 2007

Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index.  This change reflects the Alternative Income Fund’s revised investment strategy that does not primarily invest in equity securities.  Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.

Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Alternative Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.  The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.  However, that portfolio turnover rate reflects a previous investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds .

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek its primary investment objective of current income and gains by collecting premiums on written put options, while maintaining a portfolio of primarily fixed income securities to serve as collateral to, cover obligations pursuant to written options and seek the secondary objective of long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, convertible securities and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”), and real estate investment trusts (“REITs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to written options and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity .

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.  The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio.  If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?

The Alternative Income Fund may be appropriate for investors who:

»	wish to generate income and capital; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio's shares, and therefore the Alternative Income Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns.  The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of a broad measure of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance will reflect the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Alternative Income Fund's returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund's performance from year to year (on a calendar year basis). The table shows how the Alternative Income Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Alternative Income Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:

Best Quarter:	2009	Q2	17.81%
Worst Quarter:	2011	Q3	-14.15%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index. This change reflects the Alternative Income Fund's revised investment strategy that does not primarily invest in equity securities. Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Alternative Income Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Alternative Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index.  This change reflects the Alternative Income Fund’s revised investment strategy that does not primarily invest in equity securities.  Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.

Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
ISE Water Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ISE Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Palisades Water Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Palisades Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,026
Annual Return 2008	rr_AnnualReturn2008	(25.37%)
Annual Return 2009	rr_AnnualReturn2009	16.21%
Annual Return 2010	rr_AnnualReturn2010	(4.80%)
Annual Return 2011	rr_AnnualReturn2011	(5.08%)
Annual Return 2012	rr_AnnualReturn2012	9.61%
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.60%)
Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.93%)
Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,095
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWICX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.49%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007

[1]	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.20% and 1.70%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Advisor Class A and C Prospectus | Kinetics Internet Fund
Kinetics Internet Fund
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.
The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Internet Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Internet Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Other Expenses		0.69%	0.69%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.44%	0.44%
Total Annual Fund Operating Expenses		2.19%	2.69%
Less: Fee Waiver	[2]	0.05%	0.05%
Net Annual Fund Operating Expenses		2.14%	2.64%
[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 2.14% and 2.64%, excluding acquired fund fees and expenses ("AFFE"), for the Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Expense Example Advisor Class A and C Prospectus Kinetics Internet Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	780	1,216	1,678	2,950
Advisor Class C	267	831	1,420	3,018

Portfolio Turnover.
  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments.  Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Internet Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Internet Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Internet Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	25.91%
Worst Quarter:	2008	Q4	-21.39%

Average Annual Total Returns as of 12/31/2012
The after-tax returns for the Internet Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Internet Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Advisor Class A	The Internet Fund (KINAX) Advisor Class A Return Before Taxes	15.86%	3.19%	10.04%	5.28%	[1]	Apr 26, 2001
Advisor Class C	The Internet Fund (KINCX) Advisor Class C Return Before Taxes	22.32%	3.90%		7.20%	[1]	Feb 16, 2007
After Taxes on Distributions Advisor Class A	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions	15.27%	3.04%	9.87%	5.15%	[1]
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	11.10%	2.72%	8.91%	4.60%	[1]
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	3.25%	[1]	Apr 26, 2001
NASDAQ Composite�� Index Class A Comparison (reflects no deduction for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	15.91%	2.63%	8.50%	3.44%	[1]	Apr 26, 2001
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%		1.85%	[1]	Feb 16, 2007
NASDAQ Composite�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	15.91%	2.63%		3.29%	[1]	Feb 16, 2007
[1]	The Internet Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund's Advisor Class A shares and Advisor Class C shares, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Internet Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Internet Fund is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments.  Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Internet Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Internet Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Internet Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	25.91%
Worst Quarter:	2008	Q4	-21.39%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.39%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Internet Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Internet Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
NASDAQ Composite�� Index Class A Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
NASDAQ Composite�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,018
Label	rr_AverageAnnualReturnLabel	The Internet Fund (KINCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.20%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.14%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	780
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,678
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,950
Annual Return 2003	rr_AnnualReturn2003	38.92%
Annual Return 2004	rr_AnnualReturn2004	9.95%
Annual Return 2005	rr_AnnualReturn2005	(1.55%)
Annual Return 2006	rr_AnnualReturn2006	16.18%
Annual Return 2007	rr_AnnualReturn2007	27.35%
Annual Return 2008	rr_AnnualReturn2008	(42.37%)
Annual Return 2009	rr_AnnualReturn2009	48.23%
Annual Return 2010	rr_AnnualReturn2010	20.89%
Annual Return 2011	rr_AnnualReturn2011	(2.20%)
Annual Return 2012	rr_AnnualReturn2012	22.92%
Label	rr_AverageAnnualReturnLabel	The Internet Fund (KINAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.28%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.15%	[1]
Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[1]

[1]	The Internet Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund's Advisor Class A shares and Advisor Class C shares, as applicable.
[2]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 2.14% and 2.64%, excluding acquired fund fees and expenses ("AFFE"), for the Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Advisor Class A and C Prospectus | Kinetics Global Fund
Kinetics Global Fund
Investment Objective
The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Global Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Global Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Other Expenses		2.14%	2.14%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		1.89%	1.89%
Total Annual Fund Operating Expenses	[2]	3.64%	4.14%
Less: Fee Waiver	[3]	1.99%	1.99%
Net Annual Fund Operating Expenses		1.65%	2.15%
[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for the Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Expense Example Advisor Class A and C Prospectus Kinetics Global Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	733	1,452	2,190	4,126
Advisor Class C	218	1,077	1,951	4,202

Portfolio Turnover.
  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares, and therefore the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Global Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	38.66%
Worst Quarter:	2011	Q3	-17.25%

Average Annual Total Returns as of 12/31/2012
The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Global Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class A	The Global Fund (KGLAX) Advisor Class A Return Before Taxes	15.85%	0.79%	May 19, 2008
Advisor Class C	The Global Fund (KGLCX) Advisor Class C Return Before Taxes	22.04%	1.42%	May 19, 2008
After Taxes on Distributions Advisor Class A	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions	15.29%	0.69%
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	10.66%	0.74%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P® 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	2.26%	May 19, 2008
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	16.13%	(1.14%)	May 19, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares, and therefore the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Global Fund's returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Global Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	38.66%
Worst Quarter:	2011	Q3	-17.25%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.25%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Global Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.89%
Other Expenses	rr_OtherExpensesOverAssets	2.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.64%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,126
Annual Return 2009	rr_AnnualReturn2009	67.11%
Annual Return 2010	rr_AnnualReturn2010	20.04%
Annual Return 2011	rr_AnnualReturn2011	(15.59%)
Annual Return 2012	rr_AnnualReturn2012	22.94%
Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.89%
Other Expenses	rr_OtherExpensesOverAssets	2.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,077
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,951
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,202
Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008

[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for the Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Advisor Class A and C Prospectus | Kinetics Paradigm Fund
Kinetics Paradigm Fund
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Paradigm Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Paradigm Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Other Expenses		0.53%	0.53%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses		2.03%	2.53%
Less: Fee Waiver	[2]	0.14%	0.14%
Net Annual Fund Operating Expenses		1.89%	2.39%
[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses ("AFFE"), for Advisor Class A shares and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Expense Example Advisor Class A and C Prospectus Kinetics Paradigm Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	756	1,162	1,593	2,787
Advisor Class C	242	774	1,333	2,855

Portfolio Turnover.
  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio .

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Paradigm Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns.  The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Paradigm Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	32.10%
Worst Quarter:	2008	Q4	-29.06%

Average Annual Total Returns as of 12/31/2012
The after-tax returns for the Paradigm Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Paradigm Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Advisor Class A	The Paradigm Fund (KNPAX) Advisor Class A Return Before Taxes	14.48%	(5.51%)	9.08%	7.40%	[1]	Apr 26, 2001
Advisor Class C	The Paradigm Fund (KNPCX) Advisor Class C Return Before Taxes	20.85%	(4.88%)	9.17%	8.12%	[1]	Jun 28, 2002
After Taxes on Distributions Advisor Class A	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions	14.46%	(5.59%)	8.93%	7.28%	[1]
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	9.44%	(4.60%)	8.05%	6.56%	[1]
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	3.25%	[1]	Apr 26, 2001
MSCI ACWI Index Class A Comparison (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	16.13%	(1.16%)	8.11%	4.02%	[1]	Apr 26, 2001
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	5.65%	[1]	Jun 28, 2002
MSCI ACWI Index Class C Comparison (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	16.13%	(1.16%)	8.11%	6.40%	[1]	Jun 28, 2002
[1]	The Paradigm Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the four indices in this column have been calculated since the inception date of the Paradigm Fund's Advisor Class A shares and Advisor Class C shares, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Paradigm Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Paradigm Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio .

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Paradigm Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns.  The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Paradigm Fund's returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Paradigm Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	32.10%
Worst Quarter:	2008	Q4	-29.06%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.06%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Paradigm Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Paradigm Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
MSCI ACWI Index Class A Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
MSCI ACWI Index Class C Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,787
Annual Return 2003	rr_AnnualReturn2003	47.47%
Annual Return 2004	rr_AnnualReturn2004	20.63%
Annual Return 2005	rr_AnnualReturn2005	15.54%
Annual Return 2006	rr_AnnualReturn2006	27.42%
Annual Return 2007	rr_AnnualReturn2007	20.87%
Annual Return 2008	rr_AnnualReturn2008	(53.30%)
Annual Return 2009	rr_AnnualReturn2009	40.64%
Annual Return 2010	rr_AnnualReturn2010	17.11%
Annual Return 2011	rr_AnnualReturn2011	(14.49%)
Annual Return 2012	rr_AnnualReturn2012	21.49%
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.40%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.59%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.28%	[1]
Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.60%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[1]
Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	774
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,333
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,855
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.88%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002

[1]	The Paradigm Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the four indices in this column have been calculated since the inception date of the Paradigm Fund's Advisor Class A shares and Advisor Class C shares, as applicable.
[2]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses ("AFFE"), for Advisor Class A shares and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Advisor Class A and C Prospectus | Kinetics Medical Fund
Kinetics Medical Fund
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Medical Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Medical Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Other Expenses		0.97%	0.97%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.72%	0.72%
Total Annual Fund Operating Expenses		2.47%	2.97%
Less: Fee Waiver	[2]	0.83%	0.83%
Net Annual Fund Operating Expenses		1.64%	2.14%
[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding acquired fund fees and expenses ("AFFE"), for Advisor Class A shares and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Expense Example Advisor Class A and C Prospectus Kinetics Medical Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	732	1,226	1,744	3,161
Advisor Class C	217	841	1,490	3,231

Portfolio Turnover.
  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Medical Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2003	Q2	16.73%
Worst Quarter:	2011	Q3	-15.66%

Average Annual Total Returns as of 12/31/2012
The after-tax returns for the Medical Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Medical Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Advisor Class A	The Medical Fund (KRXAX) Advisor Class A Return Before Taxes	2.33%	1.97%	6.54%	2.36%	[1]	Apr 26, 2001
Advisor Class C	The Medical Fund (KRXCX) Advisor Class C Return Before Taxes	8.08%	2.64%		3.85%	[1]	Feb 16, 2007
After Taxes on Distributions Advisor Class A	The Medical Fund (KRXAX) Advisor Class A Return After Taxes on Distributions	0.37%	1.19%	5.96%	1.86%	[1]
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Medical Fund (KRXAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	4.11%	1.64%	5.70%	1.97%	[1]
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	3.25%	[1]	Apr 26, 2001
NASDAQ Composite�� Index Class A Comparison (reflects no deductions for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	15.91%	2.63%	8.50%	3.44%	[1]	Apr 26, 2001
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%		1.85%	[1]	Feb 16, 2007
NASDAQ Composite�� Index Class C Comparison (reflects no deductions for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	15.91%	2.63%		3.29%	[1]	Feb 16, 2007
[1]	The Medical Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Medical Fund's Advisor Class A shares and Advisor Class C shares, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Medical Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs")) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Medical Fund's returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Medical Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2003	Q2	16.73%
Worst Quarter:	2011	Q3	-15.66%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.66%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Medical Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Medical Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
NASDAQ Composite�� Index Class A Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
NASDAQ Composite�� Index Class C Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,231
Label	rr_AverageAnnualReturnLabel	The Medical Fund (KRXCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	732
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,161
Annual Return 2003	rr_AnnualReturn2003	22.68%
Annual Return 2004	rr_AnnualReturn2004	6.59%
Annual Return 2005	rr_AnnualReturn2005	(0.91%)
Annual Return 2006	rr_AnnualReturn2006	14.49%
Annual Return 2007	rr_AnnualReturn2007	15.16%
Annual Return 2008	rr_AnnualReturn2008	(20.49%)
Annual Return 2009	rr_AnnualReturn2009	24.17%
Annual Return 2010	rr_AnnualReturn2010	4.13%
Annual Return 2011	rr_AnnualReturn2011	4.79%
Annual Return 2012	rr_AnnualReturn2012	8.60%
Label	rr_AverageAnnualReturnLabel	The Medical Fund (KRXAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001
Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Medical Fund (KRXAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.86%	[1]
Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Medical Fund (KRXAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.97%	[1]

[1]	The Medical Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Medical Fund's Advisor Class A shares and Advisor Class C shares, as applicable.
[2]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding acquired fund fees and expenses ("AFFE"), for Advisor Class A shares and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Advisor Class A and C Prospectus | Kinetics Small Cap Opportunities Fund
Kinetics Small Cap Opportunities Fund
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Opportunities Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Small Cap Opportunities Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Small Cap Opportunities Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Other Expenses		0.71%	0.71%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.46%	0.46%
Total Annual Fund Operating Expenses		2.21%	2.71%
Less: Fee Waiver	[2]	0.32%	0.32%
Net Annual Fund Operating Expenses		1.89%	2.39%
[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses ("AFFE"), for Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Opportunities Fund would be:
Expense Example Advisor Class A and C Prospectus Kinetics Small Cap Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	756	1,198	1,664	2,949
Advisor Class C	242	811	1,406	3,018

Portfolio Turnover.
  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Special Situations Risks:  The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Small Cap Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	41.80%
Worst Quarter:	2008	Q4	-29.97%

Average Annual Total Returns as of 12/31/2012
The after-tax returns for the Small Cap Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Small Cap Opportunities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Advisor Class A	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return Before Taxes	19.14%	(5.03%)	9.90%	5.43%	[1]	Dec 31, 2001
Advisor Class C	The Small Cap Fund (KSOCX) Advisor Class C Return Before Taxes	25.77%	(4.39%)		(2.03%)	[1]	Feb 16, 2007
After Taxes on Distributions Advisor Class A	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions	19.14%	(5.20%)	9.63%	5.18%	[1]
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	12.44%	(4.28%)	8.70%	4.63%	[1]
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	4.05%	[1]	Dec 31, 2001
Russell 2000�� Index Class A Comparison (reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	9.72%	6.55%	[1]	Dec 31, 2001
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%		1.85%	[1]	Feb 16, 2007
Russell 2000�� Index Class C Comparison(reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%		2.06%	[1]	Feb 16, 2007
[1]	The Small Cap Opportunities Fund's Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the four indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Small Cap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Opportunities Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Opportunities Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Special Situations Risks:  The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500 Index and the Russell 2000 Index, which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Small Cap Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	41.80%
Worst Quarter:	2008	Q4	-29.97%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.97%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Small Cap Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Small Cap Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
Russell 2000�� Index Class A Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.55%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
Russell 2000�� Index Class C Comparison(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,018
Label	rr_AverageAnnualReturnLabel	The Small Cap Fund (KSOCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.03%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,949
Annual Return 2003	rr_AnnualReturn2003	66.08%
Annual Return 2004	rr_AnnualReturn2004	16.10%
Annual Return 2005	rr_AnnualReturn2005	12.83%
Annual Return 2006	rr_AnnualReturn2006	28.03%
Annual Return 2007	rr_AnnualReturn2007	19.36%
Annual Return 2008	rr_AnnualReturn2008	(58.00%)
Annual Return 2009	rr_AnnualReturn2009	57.80%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Annual Return 2011	rr_AnnualReturn2011	(13.85%)
Annual Return 2012	rr_AnnualReturn2012	26.44%
Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.43%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.18%	[1]
Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.28%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[1]

[1]	The Small Cap Opportunities Fund's Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the four indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.
[2]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses ("AFFE"), for Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Advisor Class A and C Prospectus | Kinetics Market Opportunities Fund
Kinetics Market Opportunities Fund
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Market Opportunities Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Market Opportunities Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Other Expenses		0.73%	0.73%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses	[2]	2.23%	2.73%
Less: Fee Waiver	[3]	0.33%	0.33%
Net Annual Fund Operating Expenses		1.90%	2.40%
[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Expense Example Advisor Class A and C Prospectus Kinetics Market Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	757	1,202	1,673	2,968
Advisor Class C	243	816	1,415	3,037

Portfolio Turnover.
  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors.  For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector.  The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions.  The casino industry is particularly susceptible to economic conditions that negatively affect tourism.  Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies.  In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns.  The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Market Opportunities Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	30.36%
Worst Quarter:	2008	Q4	-27.26%

Average Annual Total Returns as of 12/31/2012
The after-tax returns for the Market Opportunities Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Market Opportunities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Advisor Class A	The Market Opportunities Fund (KMKAX) Advisor Class A Return Before Taxes	10.48%	(5.30%)	3.01%	[1]	Jan 31, 2006
Advisor Class C	The Market Opportunities Fund (KMKCX) Advisor Class C Return Before Taxes	16.70%	(4.61%)	(0.46%)	[1]	Feb 16, 2007
After Taxes on Distributions Advisor Class A	The Market Opportunities Fund (KMKAX) Advisor Class A Return After Taxes on Distributions	10.26%	(5.51%)	2.84%	[1]
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Market Opportunities Fund (KMKAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	7.10%	(4.44%)	2.57%	[1]
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	3.78%	[1]	Jan 31, 2006
MSCI EAFE Index Class A Comparison (reflects no deductions for fees, expenses or taxes)	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	17.32%	(3.69%)	1.34%	[1]	Jan 31, 2006
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	1.85%	[1]	Feb 16, 2007
MSCI EAFE Index Class C Comparison (reflects no deductions for fees, expenses or taxes)	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	17.32%	(3.69%)	(2.09%)	[1]	Feb 16, 2007
[1]	The Market Opportunities Fund's Advisor Class A shares commenced operations on January 31, 2006 and Advisor Class C share commenced operations on February 16, 2007. The returns for the three indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Market Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors.  For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector.  The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions.  The casino industry is particularly susceptible to economic conditions that negatively affect tourism.  Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies.  In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns.  The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500 Index and the MSCI EAFE Index, which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Market Opportunities Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	30.36%
Worst Quarter:	2008	Q4	-27.26%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.26%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Market Opportunities Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Market Opportunities Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index Class A Comparison(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
MSCI EAFE Index Class A Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P 500�� Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
MSCI EAFE Index Class C Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.09%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007
Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	757
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,673
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,968
Annual Return 2007	rr_AnnualReturn2007	33.54%
Annual Return 2008	rr_AnnualReturn2008	(54.91%)
Annual Return 2009	rr_AnnualReturn2009	49.66%
Annual Return 2010	rr_AnnualReturn2010	11.11%
Annual Return 2011	rr_AnnualReturn2011	(8.08%)
Annual Return 2012	rr_AnnualReturn2012	17.26%
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[1]
Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.44%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[1]
Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	816
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,037
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007

[1]	The Market Opportunities Fund's Advisor Class A shares commenced operations on January 31, 2006 and Advisor Class C share commenced operations on February 16, 2007. The returns for the three indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.
[2]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
[4]	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Advisor Class A and C Prospectus | Kinetics Multi-Disciplinary Fund
Kinetics Multi-Disciplinary Fund
Investment Objectives
The investment objective of the Multi-Disciplinary Fund is total return.  The Multi-Disciplinary Fund is the sole “feeder fund” to The Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information .

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Multi-Disciplinary Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Multi-Disciplinary Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Other Expenses		0.75%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.50%	0.50%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	2.27%	2.77%
Less: Fee Waiver	[3]	0.51%	0.51%
Net Annual Fund Operating Expenses		1.76%	2.26%
[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.74% and 2.24%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Expense Example Advisor Class A and C Prospectus Kinetics Multi-Disciplinary Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	744	1,197	1,676	2,993
Advisor Class C	229	811	1,419	3,062

Portfolio Turnover.
  The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.  “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 100% of its assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Principal Investment Risks
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares, and therefore the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the “BXM Index”) and the CBOE S&P 500 PutWrite Index (the “PUT Index”), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Multi-Disciplinary Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2012	Q1	10.43%
Worst Quarter:	2011	Q3	-12.33%

Average Annual Total Returns as of 12/31/2012
The after-tax returns for the Multi-Disciplinary Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Multi-Disciplinary Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class A	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return Before Taxes	8.53%	4.33%	Feb 11, 2008
Advisor Class C	The Multi-Disciplinary Fund (KMDCX) Advisor Class C Return Before Taxes	14.48%	5.07%	Feb 11, 2008
After Taxes on Distributions Advisor Class A	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return After Taxes on Distributions	6.74%	3.10%
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	5.51%	2.97%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	3.59%	Feb 11, 2008
BXM Index (reflects no deductions for fees, expenses or taxes)	BXM Index (reflects no deductions for fees, expenses or taxes)	5.20%	2.46%	Feb 11, 2008
PUT Index (reflects no deductions for fees, expenses or taxes)	PUT Index (reflects no deductions for fees, expenses or taxes)	8.14%	5.04%	Feb 11, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Multi-Disciplinary Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Multi-Disciplinary Fund is total return.  The Multi-Disciplinary Fund is the sole “feeder fund” to The Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 49 of the Fund’s statement of additional information .

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.  “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 100% of its assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares, and therefore the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the “BXM Index”) and the CBOE S&P 500 PutWrite Index (the “PUT Index”), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500 Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT Index"), that reflect the strategies employed by the Investment Adviser.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Multi-Disciplinary Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2012	Q1	10.43%
Worst Quarter:	2011	Q3	-12.33%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.33%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Multi-Disciplinary Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Multi-Disciplinary Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
BXM Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BXM Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
PUT Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	PUT Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,993
Annual Return 2009	rr_AnnualReturn2009	22.73%
Annual Return 2010	rr_AnnualReturn2010	12.64%
Annual Return 2011	rr_AnnualReturn2011	(0.01%)
Annual Return 2012	rr_AnnualReturn2012	15.12%
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,062
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.74% and 2.24%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Institutional Class Prospectus | Kinetics Alternative Income Fund
Kinetics Alternative Income Fund
Investment Objectives
The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains.
The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective. The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Kinetics Alternative Income Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Kinetics Alternative Income Fund Institutional Class
Management Fees	[1]	0.90%
Distribution (Rule 12b-1) Fees		none
Other Expenses		1.12%
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.92%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[2]	2.05%
Less: Fee Waiver	[3]	1.27%
Net Annual Fund Operating Expenses		0.78%
[1]	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Alternative Income Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Alternative Income Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 0.75%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Kinetics Alternative Income Fund Institutional Class	80	520	986	2,278

Portfolio Turnover.
  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.  However, that portfolio turnover rate reflects a previous investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek its primary investment objective of current income and gains by collecting premiums on written put options, while maintaining a portfolio of primarily fixed income securities to serve as collateral to, cover obligations pursuant to written options and seek the secondary objective of long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, convertible securities and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”), and real estate investment trusts (“REITs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to written options and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.  The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?

The Alternative Income Fund may be appropriate for investors who:

»	wish to generate income and capital; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns.  The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compare with those of a broad measure of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance will reflect the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

The Alternative Income Fund - Institutional Class Calendar Year Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:
Best Quarter:	2009	Q2	17.97%
Worst Quarter:	2011	Q3	-14.07%

Average Annual Total Returns as of 12/31/2012
The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns Institutional Class Prospectus Kinetics Alternative Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	The Alternative Income Fund (KWIIX) Institutional Return Before Taxes	10.17%	(2.47%)	(1.76%)	Jun 29, 2007
After Taxes on Distributions Institutional Class	The Alternative Income Fund (KWIIX) Institutional Return After Taxes on Distributions	9.11%	(2.85%)	(2.15%)
After Taxes on Distributions and Sale of Fund Shares Institutional Class	The Alternative Income Fund (KWIIX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	6.61%	(2.28%)	(1.68%)
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	3.69%	4.23%	4.51%	Jun 29, 2007
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	5.95%	6.49%	Jun 29, 2007
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	1.25%	Jun 29, 2007
ISE Water Index (reflects no deductions for fees, expenses or taxes)	ISE Water Index (reflects no deductions for fees, expenses or taxes)	25.61%	3.04%	3.26%	Jun 29, 2007
Palisades Water Index (reflects no deductions for fees, expenses or taxes)	Palisades Water Index (reflects no deductions for fees, expenses or taxes)	28.73%	0.77%	1.56%	Jun 29, 2007

Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index.  This change reflects the Alternative Income Fund’s revised investment strategy that does not primarily invest in equity securities.  Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.

Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Alternative Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective. The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.  However, that portfolio turnover rate reflects a previous investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek its primary investment objective of current income and gains by collecting premiums on written put options, while maintaining a portfolio of primarily fixed income securities to serve as collateral to, cover obligations pursuant to written options and seek the secondary objective of long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, convertible securities and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”), and real estate investment trusts (“REITs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to written options and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.  The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?

The Alternative Income Fund may be appropriate for investors who:

»	wish to generate income and capital; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio's shares, and therefore the Alternative Income Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns.  The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compare with those of a broad measure of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance will reflect the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Alternative Income Fund's returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund's performance from year to year (on a calendar year basis). The table shows how the Alternative Income Fund's average annual returns, before and after taxes, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Alternative Income Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:
Best Quarter:	2009	Q2	17.97%
Worst Quarter:	2011	Q3	-14.07%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.07%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index. This change reflects the Alternative Income Fund's revised investment strategy that does not primarily invest in equity securities. Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Alternative Income Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index.  This change reflects the Alternative Income Fund’s revised investment strategy that does not primarily invest in equity securities.  Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.

Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
ISE Water Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ISE Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Palisades Water Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Palisades Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	986
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,278
Annual Return 2008	rr_AnnualReturn2008	(25.05%)
Annual Return 2009	rr_AnnualReturn2009	16.94%
Annual Return 2010	rr_AnnualReturn2010	(4.38%)
Annual Return 2011	rr_AnnualReturn2011	(4.43%)
Annual Return 2012	rr_AnnualReturn2012	10.17%
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIIX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIIX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWIIX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.68%)

[1]	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Alternative Income Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Alternative Income Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 0.75%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Institutional Class Prospectus | Kinetics Internet Fund
Kinetics Internet Fund
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.
The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Kinetics Internet Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Kinetics Internet Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.64%
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.44%
Total Annual Fund Operating Expenses		1.89%
Less: Fee Waiver	[2]	0.20%
Net Annual Fund Operating Expenses		1.69%
[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Internet Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.69%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Kinetics Internet Fund Institutional Class	172	575	1,003	2,195

Portfolio Turnover.
  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments.  Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Internet Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2011.  The performance information shown below is for another class of shares (No Load Class) of the Internet Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Internet Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	26.04%
Worst Quarter:	2008	Q4	-21.36%

Average Annual Total Returns as of 12/31/2012
The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Average Annual Returns Institutional Class Prospectus Kinetics Internet Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
No Load Class	The Internet Fund (WWWFX) No Load	23.24%	4.68%	10.90%	14.84%	[1]	Oct 21, 1996
After Taxes on Distributions No Load Class	The Internet Fund (WWWFX) No Load	22.62%	4.53%	10.70%	14.71%	[1]
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Internet Fund (WWWFX) No Load	15.92%	4.01%	9.68%	13.76%	[1]
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	6.31%	[1]	Oct 21, 1996
NASDAQ Composite�� Index (reflects no deduction for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	15.91%	2.63%	8.50%	5.67%	[1]	Oct 21, 1996
[1]	The Internet Fund's No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund's No Load Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Internet Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Internet Fund is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments.  Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Internet Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2011.  The performance information shown below is for another class of shares (No Load Class) of the Internet Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the returns for the Internet Fund's No Load Class. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2011.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Internet Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	26.04%
Worst Quarter:	2008	Q4	-21.36%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information shown below is for another class of shares (No Load Class) of the Internet Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Internet Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.31%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996
NASDAQ Composite�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,003
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,195
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	40.11%
Annual Return 2004	rr_AnnualReturn2004	10.06%
Annual Return 2005	rr_AnnualReturn2005	(1.69%)
Annual Return 2006	rr_AnnualReturn2006	16.50%
Annual Return 2007	rr_AnnualReturn2007	26.81%
Annual Return 2008	rr_AnnualReturn2008	(42.24%)
Annual Return 2009	rr_AnnualReturn2009	48.61%
Annual Return 2010	rr_AnnualReturn2010	21.18%
Annual Return 2011	rr_AnnualReturn2011	(1.98%)
Annual Return 2012	rr_AnnualReturn2012	23.24%
Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.84%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.71%	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.76%	[1]

[1]	The Internet Fund's No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Internet Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.69%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Institutional Class Prospectus | Kinetics Global Fund
Kinetics Global Fund
Investment Objective
The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Kinetics Global Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Kinetics Global Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		2.09%
Shareholder Servicing Fees		0.20%
Other Operating Expenses		1.89%
Total Annual Fund Operating Expenses	[2]	3.34%
Less: Fee Waiver	[3]	2.14%
Net Annual Fund Operating Expenses		1.20%
[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Global Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in Institutional Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Kinetics Global Fund Institutional Class	122	827	1,556	3,486

Portfolio Turnover.
  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares, and therefore the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2011.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for periods or portions of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Global Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	37.66%
Worst Quarter:	2008	Q3	-20.53%

Average Annual Total Returns as of 12/31/2012
The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Average Annual Returns Institutional Class Prospectus Kinetics Global Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
No Load Class	The Global Fund (WWWEX) No Load Return Before Taxes	23.16%	0.60%	6.37%	(3.84%)	[1]	Dec 31, 1999
After Taxes on Distributions No Load Class	The Global Fund (WWWEX) No Load Return After Taxes on Distributions	22.52%	0.49%	5.81%	(4.24%)	[1]
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares	15.46%	0.57%	5.37%	(3.28%)	[1]
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	1.66%	[1]	Dec 31, 1999
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	16.13%	(1.16%)	8.11%	1.82%	[1]	Dec 31, 1999
[1]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in Institutional Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares, and therefore the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2011.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for periods or portions of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the returns for the Global Fund's No Load Class. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2011.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Global Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	37.66%
Worst Quarter:	2008	Q3	-20.53%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.89%
Other Expenses	rr_OtherExpensesOverAssets	2.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,556
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,486
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	33.56%
Annual Return 2004	rr_AnnualReturn2004	7.67%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	16.90%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	(50.72%)
Annual Return 2009	rr_AnnualReturn2009	66.86%
Annual Return 2010	rr_AnnualReturn2010	20.30%
Annual Return 2011	rr_AnnualReturn2011	(15.41%)
Annual Return 2012	rr_AnnualReturn2012	23.16%
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.24%)	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.28%)	[1]

[1]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
[4]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Global Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Institutional Class Prospectus | Kinetics Paradigm Fund
Kinetics Paradigm Fund
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Kinetics Paradigm Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Kinetics Paradigm Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.48%
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.28%
Total Annual Fund Operating Expenses		1.73%
Less: Fee Waiver	[2]	0.29%
Net Annual Fund Operating Expenses		1.44%
[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to waive and/or reimburse the Paradigm Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2014. In addition, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding acquired fund fees and expenses ("AFFE") through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Kinetics Paradigm Fund Institutional Class	147	517	911	2,017

Portfolio Turnover.
  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets.  This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Paradigm Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Paradigm Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	32.23%
Worst Quarter:	2008	Q4	-29.03%

Average Annual Total Returns as of 12/31/2012
The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns Institutional Class Prospectus Kinetics Paradigm Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	The Paradigm Fund (KNPYX) Institutional Return Before Taxes	21.99%	(3.98%)	4.77%	May 27, 2005
After Taxes on Distributions Institutional Class	The Paradigm Fund (KNPYX) Institutional Return After Taxes on Distributions	21.84%	(4.12%)	4.62%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	The Paradigm Fund (KNPYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	14.49%	(3.34%)	4.14%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	4.49%	May 27, 2005
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	16.13%	(1.16%)	4.75%	May 27, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Paradigm Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Paradigm Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets.  This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Paradigm Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Paradigm Fund's returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Paradigm Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	32.23%
Worst Quarter:	2008	Q4	-29.03%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.03%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Paradigm Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2005
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2005
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	911
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,017
Annual Return 2006	rr_AnnualReturn2006	27.96%
Annual Return 2007	rr_AnnualReturn2007	21.37%
Annual Return 2008	rr_AnnualReturn2008	(53.11%)
Annual Return 2009	rr_AnnualReturn2009	41.31%
Annual Return 2010	rr_AnnualReturn2010	17.62%
Annual Return 2011	rr_AnnualReturn2011	(14.13%)
Annual Return 2012	rr_AnnualReturn2012	21.99%
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPYX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2005
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPYX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.34%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.14%

[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to waive and/or reimburse the Paradigm Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2014. In addition, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding acquired fund fees and expenses ("AFFE") through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Institutional Class Prospectus | Kinetics Medical Fund
Kinetics Medical Fund
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Kinetics Medical Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Kinetics Medical Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.92%
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.72%
Total Annual Fund Operating Expenses		2.17%
Less: Fee Waiver	[2]	0.98%
Net Annual Fund Operating Expenses		1.19%
[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Medical Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Kinetics Medical Fund Institutional Class	121	585	1,075	2,426

Portfolio Turnover.
  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2011.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Medical Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.72%
Worst Quarter:	2011	Q3	-15.60%

Average Annual Total Returns as of 12/31/2012
The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Average Annual Returns Institutional Class Prospectus Kinetics Medical Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
No Load Class	The Medical Fund (MEDRX) No Load Return Before Taxes	8.86%	3.40%	7.44%	7.56%	[1]	Sep 30, 1999
After Taxes on Distributions No Load Class	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions	6.79%	2.59%	6.85%	7.09%	[1]
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares	8.51%	2.86%	6.52%	6.71%	[1]
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	2.70%	[1]	Sep 30, 1999
NASDAQ Composite�� Index (reflects no deduction for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	15.91%	2.63%	8.50%	0.72%	[1]	Sep 30, 1999
[1]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Medical Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs")) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2011.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the returns for the Medical Fund's No Load Class. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2011.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Medical Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2003	Q2	16.72%
Worst Quarter:	2011	Q3	-15.60%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.60%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Medical Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
NASDAQ Composite�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.72%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,075
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,426
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	23.19%
Annual Return 2004	rr_AnnualReturn2004	6.96%
Annual Return 2005	rr_AnnualReturn2005	(0.72%)
Annual Return 2006	rr_AnnualReturn2006	14.81%
Annual Return 2007	rr_AnnualReturn2007	15.47%
Annual Return 2008	rr_AnnualReturn2008	(20.42%)
Annual Return 2009	rr_AnnualReturn2009	24.47%
Annual Return 2010	rr_AnnualReturn2010	4.30%
Annual Return 2011	rr_AnnualReturn2011	5.11%
Annual Return 2012	rr_AnnualReturn2012	8.86%
Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.56%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.71%	[1]

[1]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Medical Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund
Kinetics Small Cap Opportunities Fund
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Opportunities Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Kinetics Small Cap Opportunities Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Kinetics Small Cap Opportunities Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.66%
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.46%
Total Annual Fund Operating Expenses		1.91%
Less: Fee Waiver	[2]	0.47%
Net Annual Fund Operating Expenses		1.44%
[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Small Cap Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Kinetics Small Cap Opportunities Fund Institutional Class	147	554	988	2,195

Portfolio Turnover.
  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Special Situations Risks:  The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Small Cap Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	41.92%
Worst Quarter:	2008	Q4	-29.91%

Average Annual Total Returns as of 12/31/2012
The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns Institutional Class Prospectus Kinetics Small Cap Opportunities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	The Small Cap Fund (KSCYX) Institutional Return Before Taxes	27.04%	(3.47%)	3.97%	Aug 12, 2005
After Taxes on Distributions Institutional Class	The Small Cap Fund (KSCYX) Institutional Return After Taxes on Distributions	27.04%	(3.69%)	3.76%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	The Small Cap Fund (KSCYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	17.58%	(3.01%)	3.35%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	4.21%	Aug 12, 2005
Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	4.88%	Aug 12, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Small Cap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Opportunities Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Special Situations Risks:  The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the Russell 2000 Index, which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Small Cap Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	41.92%
Worst Quarter:	2008	Q4	-29.91%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.91%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Small Cap Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,195
Annual Return 2006	rr_AnnualReturn2006	28.52%
Annual Return 2007	rr_AnnualReturn2007	19.91%
Annual Return 2008	rr_AnnualReturn2008	(57.82%)
Annual Return 2009	rr_AnnualReturn2009	58.45%
Annual Return 2010	rr_AnnualReturn2010	14.10%
Annual Return 2011	rr_AnnualReturn2011	(13.51%)
Annual Return 2012	rr_AnnualReturn2012	27.04%
Label	rr_AverageAnnualReturnLabel	The Small Cap Fund (KSCYX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Small Cap Fund (KSCYX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Small Cap Fund (KSCYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%

[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Small Cap Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Institutional Class Prospectus | Kinetics Market Opportunities Fund
Kinetics Market Opportunities Fund
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.  The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Kinetics Market Opportunities Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Kinetics Market Opportunities Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.68%
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.48%
Total Annual Fund Operating Expenses	[2]	1.93%
Less: Fee Waiver	[3]	0.48%
Net Annual Fund Operating Expenses		1.45%
[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Market Opportunities Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Kinetics Market Opportunities Fund Institutional Class	148	560	997	2,215

Portfolio Turnover.
  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks  (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector Emphasis Risks:  The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors.  For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector.  The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions.  The casino industry is particularly susceptible to economic conditions that negatively affect tourism.  Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies.  In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).    The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Market Opportunities Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	30.82%
Worst Quarter:	2011	Q3	-13.95%

Average Annual Total Returns as of 12/31/2012
The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns Institutional Class Prospectus Kinetics Market Opportunities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	The Market Opportunities Fund (KMKYX) Institutional Return Before Taxes	17.83%	(0.59%)	May 19, 2008
After Taxes on Distributions Institutional Class	The Market Opportunities Fund (KMKYX) Institutional Return After Taxes on Distributions	17.51%	(0.90%)
After Taxes on Distributions and Sale of Fund Shares Institutional Class	The Market Opportunities Fund (KMKYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	12.01%	(0.54%)
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	2.26%	May 19, 2008
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	17.32%	(3.88%)	May 19, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Market Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Market Opportunities Fund is long-term growth of capital.  The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks  (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector Emphasis Risks:  The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors.  For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector.  The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions.  The casino industry is particularly susceptible to economic conditions that negatively affect tourism.  Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies.  In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).    The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the MSCI EAFE Index, which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Market Opportunities Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	30.82%
Worst Quarter:	2011	Q3	-13.95%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.95%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Market Opportunities Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	997
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,215
Annual Return 2009	rr_AnnualReturn2009	50.70%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Annual Return 2011	rr_AnnualReturn2011	(7.71%)
Annual Return 2012	rr_AnnualReturn2012	17.83%
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKYX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKYX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.54%)

[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Market Opportunities Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Institutional Class Prospectus | Kinetics Multi-Disciplinary Fund
Kinetics Multi-Disciplinary Fund
Investment Objectives
The investment objective of the Multi-Disciplinary Fund is total return.  The Multi-Disciplinary Fund is the sole “feeder fund” to The Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Kinetics Multi-Disciplinary Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Kinetics Multi-Disciplinary Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.70%
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.50%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[2]	1.97%
Less: Fee Waiver	[3]	0.66%
Net Annual Fund Operating Expenses		1.31%
[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Multi-Disciplinary Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.29%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Kinetics Multi-Disciplinary Fund Institutional Class	133	554	1,001	2,243

Portfolio Turnover.
  The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 100% of its assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Principal Investment Risks
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares, and therefore the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the “BXM Index”) and the CBOE S&P 500 PutWrite Index (the “PUT Index”), that reflect the strategies employed by the Investment Adviser.  The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Multi-Disciplinary Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter:	2012	Q1	10.55%
Worst Quarter:	2011	Q3	-12.27%

Average Annual Total Returns as of 12/31/2012
The Multi-Disciplinary Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns Institutional Class Prospectus Kinetics Multi-Disciplinary Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	The Multi-Disciplinary Fund (KMDYX) Institutional Return Before Taxes	15.55%	6.06%	Feb 11, 2008
After Taxes on Distributions Institutional Class	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions	13.51%	4.71%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	10.06%	4.40%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	3.59%	Feb 11, 2008
BXM Index (reflects no deductions for fees, expenses or taxes)	BXM Index (reflects no deductions for fees, expenses or taxes)	5.20%	2.46%	Feb 11, 2008
PUT Index (reflects no deductions for fees, expenses or taxes)	PUT Index (reflects no deductions for fees, expenses or taxes)	8.14%	5.04%	Feb 11, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Multi-Disciplinary Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Multi-Disciplinary Fund is total return.  The Multi-Disciplinary Fund is the sole “feeder fund” to The Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 100% of its assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares, and therefore the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the “BXM Index”) and the CBOE S&P 500 PutWrite Index (the “PUT Index”), that reflect the strategies employed by the Investment Adviser.  The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500 Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT Index"), that reflect the strategies employed by the Investment Adviser.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Multi-Disciplinary Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2012	Q1	10.55%
Worst Quarter:	2011	Q3	-12.27%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.27%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Multi-Disciplinary Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
BXM Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BXM Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
PUT Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	PUT Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Annual Return 2009	rr_AnnualReturn2009	23.25%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Annual Return 2011	rr_AnnualReturn2011	0.42%
Annual Return 2012	rr_AnnualReturn2012	15.55%
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDYX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.40%

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Multi-Disciplinary Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.29%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

No Load Class Prospectus | Kinetics Alternative Income Fund
Kinetics Alternative Income Fund
Investment Objectives
The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains
The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.  The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Alternative Income Fund No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		No Load Class Prospectus Kinetics Alternative Income Fund No Load Class
Management Fees	[1]	0.90%
Distribution (Rule 12b-1) Fees		none
Other Expenses		1.17%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.92%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[2]	2.10%
Less: Fee Waiver	[3]	1.12%
Net Annual Fund Operating Expenses		0.98%
[1]	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 0.95%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus Kinetics Alternative Income Fund No Load Class	100	550	1,026	2,342

Portfolio Turnover.
  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.  However, that portfolio turnover rate reflects a previous investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek its primary investment objective of current income and gains by collecting premiums on written put options, while maintaining a portfolio of primarily fixed income securities to serve as collateral to, cover obligations pursuant to written options and seek the secondary objective of long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, convertible securities and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”), and real estate investment trusts (“REITs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to written options and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.  The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?

The Alternative Income Fund may be appropriate for investors who:

»	wish to generate income and capital; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compare with those of a broad measure of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance will reflect the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

The Alternative Income Fund - No Load Class Calendar Year Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:
Best Quarter:	2009	Q2	17.90%
Worst Quarter:	2011	Q3	-14.09%

Average Annual Total Returns as of 12/31/2012
The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns No Load Class Prospectus Kinetics Alternative Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	The Alternative Income Fund (KWINX) No Load Return Before Taxes	9.90%	(2.77%)	(2.05%)	Jun 29, 2007
After Taxes on Distributions No Load Class	The Alternative Income Fund (KWINX) No Load Return After Taxes on Distributions	8.90%	(3.11%)	(2.41%)
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Alternative Income Fund (KWINX) No Load Return After Taxes on Distributions and Sale of Fund Shares	6.43%	(2.51%)	(1.91%)
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	3.69%	4.23%	4.51%	Jun 29, 2007
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	5.95%	6.49%	Jun 29, 2007
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	1.25%	Jun 29, 2007
ISE Water Index (reflects no deductions for fees, expenses or taxes)	ISE Water Index (reflects no deductions for fees, expenses or taxes)	25.61%	3.04%	3.26%	Jun 29, 2007
Palisades Water Index (reflects no deductions for fees, expenses or taxes)	Palisades Water Index (reflects no deductions for fees, expenses or taxes)	28.73%	0.77%	1.56%	Jun 29, 2007

Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index.  This change reflects the Alternative Income Fund’s revised investment strategy that does not primarily invest in equity securities.  Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.

Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Alternative Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.  The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.  However, that portfolio turnover rate reflects a previous investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek its primary investment objective of current income and gains by collecting premiums on written put options, while maintaining a portfolio of primarily fixed income securities to serve as collateral to, cover obligations pursuant to written options and seek the secondary objective of long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, convertible securities and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”), and real estate investment trusts (“REITs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to written options and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.  The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?

The Alternative Income Fund may be appropriate for investors who:

»	wish to generate income and capital; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio's shares, and therefore the Alternative Income Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compare with those of a broad measure of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance will reflect the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Alternative Income Fund's returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund's performance from year to year (on a calendar year basis). The table shows how the Alternative Income Fund's average annual returns, before and after taxes, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Alternative Income Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:
Best Quarter:	2009	Q2	17.90%
Worst Quarter:	2011	Q3	-14.09%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.09%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index. This change reflects the Alternative Income Fund's revised investment strategy that does not primarily invest in equity securities. Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Alternative Income Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index.  This change reflects the Alternative Income Fund’s revised investment strategy that does not primarily invest in equity securities.  Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.

Effective April 30, 2013, the Barclays U.S. Aggregate Bond Index has been added as an additional comparative benchmark for the Alternative Income Fund.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
ISE Water Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ISE Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Palisades Water Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Palisades Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	550
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,342
Annual Return 2008	rr_AnnualReturn2008	(25.17%)
Annual Return 2009	rr_AnnualReturn2009	16.46%
Annual Return 2010	rr_AnnualReturn2010	(4.60%)
Annual Return 2011	rr_AnnualReturn2011	(4.88%)
Annual Return 2012	rr_AnnualReturn2012	9.90%
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWINX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWINX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.41%)
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Alternative Income Fund (KWINX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)

[1]	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 0.95%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

No Load Class Prospectus | Kinetics Internet Fund
Kinetics Internet Fund
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.
The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Internet Fund No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		No Load Class Prospectus Kinetics Internet Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.69%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.44%
Total Annual Fund Operating Expenses		1.94%
Less: Fee Waiver	[2]	0.05%
Net Annual Fund Operating Expenses		1.89%
[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus Kinetics Internet Fund No Load Class	192	604	1,042	2,260

Portfolio Turnover.
  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments.  Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Internet Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Internet Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	26.04%
Worst Quarter:	2008	Q4	-21.36%

Average Annual Total Returns as of 12/31/2012
The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns No Load Class Prospectus Kinetics Internet Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
No Load Class	The Internet Fund (WWWFX) No Load Return Before Taxes	23.24%	4.68%	10.90%	14.84%	[1]	Oct 21, 1996
After Taxes on Distributions No Load Class	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions	22.62%	4.53%	10.70%	14.71%	[1]
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions and Sale of Fund Shares	15.92%	4.01%	9.68%	13.76%	[1]
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	6.31%	[1]	Oct 21, 1996
NASDAQ Composite�� Index (reflects no deduction for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	15.91%	2.63%	8.50%	5.67%	[1]	Oct 21, 1996
[1]	The Internet Fund's No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund's No Load Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Internet Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Internet Fund is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Internet Fund seeks to obtain current income as a secondary objective. The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments.  Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Internet Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Internet Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	26.04%
Worst Quarter:	2008	Q4	-21.36%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Internet Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.31%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996
NASDAQ Composite�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,260
Annual Return 2003	rr_AnnualReturn2003	40.11%
Annual Return 2004	rr_AnnualReturn2004	10.06%
Annual Return 2005	rr_AnnualReturn2005	(1.69%)
Annual Return 2006	rr_AnnualReturn2006	16.50%
Annual Return 2007	rr_AnnualReturn2007	26.81%
Annual Return 2008	rr_AnnualReturn2008	(42.24%)
Annual Return 2009	rr_AnnualReturn2009	48.61%
Annual Return 2010	rr_AnnualReturn2010	21.18%
Annual Return 2011	rr_AnnualReturn2011	(1.98%)
Annual Return 2012	rr_AnnualReturn2012	23.24%
Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.84%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.71%	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.76%	[1]

[1]	The Internet Fund's No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

No Load Class Prospectus | Kinetics Global Fund
Kinetics Global Fund
Investment Objective
The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Global Fund No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		No Load Class Prospectus Kinetics Global Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		2.14%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		1.89%
Total Annual Fund Operating Expenses	[2]	3.39%
Less: Fee Waiver	[3]	1.99%
Net Annual Fund Operating Expenses		1.40%
[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in No Load Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus Kinetics Global Fund No Load Class	143	856	1,593	3,542

Portfolio Turnover.
  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”). Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.   A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares, and therefore the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Global Fund’s returns.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for the periods or portion of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Global Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	37.66%
Worst Quarter:	2008	Q3	-20.53%

Average Annual Total Returns as of 12/31/2012
The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns No Load Class Prospectus Kinetics Global Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
No Load Class	The Global Fund (WWWEX) No Load Return Before Taxes	23.16%	0.60%	6.37%	(3.84%)	[1]	Dec 31, 1999
After Taxes on Distributions No Load Class	The Global Fund (WWWEX) No Load Return After Taxes on Distributions	22.52%	0.49%	5.81%	(4.24%)	[1]
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares	15.46%	0.57%	5.37%	(3.28%)	[1]
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	1.66%	[1]	Dec 31, 1999
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	16.13%	(1.16%)	8.11%	1.82%	[1]	Dec 31, 1999
[1]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in No Load Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”). Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.   A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares, and therefore the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Global Fund’s returns.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for the periods or portion of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Global Fund's returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Global Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	37.66%
Worst Quarter:	2008	Q3	-20.53%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.89%
Other Expenses	rr_OtherExpensesOverAssets	2.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,542
Annual Return 2003	rr_AnnualReturn2003	33.56%
Annual Return 2004	rr_AnnualReturn2004	7.67%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	16.90%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	(50.72%)
Annual Return 2009	rr_AnnualReturn2009	66.86%
Annual Return 2010	rr_AnnualReturn2010	20.30%
Annual Return 2011	rr_AnnualReturn2011	(15.41%)
Annual Return 2012	rr_AnnualReturn2012	23.16%
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.24%)	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.28%)	[1]

[1]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.007% attributed to acquired fund fees and expenses ("AFFE").
[4]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

No Load Class Prospectus | Kinetics Paradigm Fund
Kinetics Paradigm Fund
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Paradigm Fund No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		No Load Class Prospectus Kinetics Paradigm Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.53%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.28%
Total Annual Fund Operating Expenses		1.78%
Less: Fee Waiver	[2]	0.14%
Net Annual Fund Operating Expenses		1.64%
[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus Kinetics Paradigm Fund No Load Class	167	547	951	2,083

Portfolio Turnover.
  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks  (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies’ assets.  This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Paradigm Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”)which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Paradigm Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	32.12%
Worst Quarter:	2008	Q4	-29.00%

Average Annual Total Returns as of 12/31/2012
The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns No Load Class Prospectus Kinetics Paradigm Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
No Load Class	The Paradigm Fund (WWNPX) No Load Return Before Taxes	21.78%	(4.15%)	10.02%	7.72%	[1]	Dec 31, 1999
After Taxes on Distributions No Load Class	The Paradigm Fund (WWNPX) No Load Return After Taxes on Distributions	21.69%	(4.26%)	9.85%	7.59%	[1]
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Paradigm Fund (WWNPX) No Load Return After Taxes on Distributions and Sale of Fund Shares	14.28%	(3.48%)	8.92%	6.88%	[1]
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	1.66%	[1]	Dec 31, 1999
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	16.13%	(1.16%)	8.11%	1.82%	[1]	Dec 31, 1999
[1]	The Paradigm Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the four indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund's No Load Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Paradigm Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Paradigm Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks  (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies’ assets.  This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Paradigm Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”)which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Paradigm Fund's returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index")which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Paradigm Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	32.12%
Worst Quarter:	2008	Q4	-29.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.00%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Paradigm Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,083
Annual Return 2003	rr_AnnualReturn2003	47.77%
Annual Return 2004	rr_AnnualReturn2004	20.93%
Annual Return 2005	rr_AnnualReturn2005	16.11%
Annual Return 2006	rr_AnnualReturn2006	27.81%
Annual Return 2007	rr_AnnualReturn2007	21.15%
Annual Return 2008	rr_AnnualReturn2008	(53.17%)
Annual Return 2009	rr_AnnualReturn2009	41.02%
Annual Return 2010	rr_AnnualReturn2010	17.37%
Annual Return 2011	rr_AnnualReturn2011	(14.27%)
Annual Return 2012	rr_AnnualReturn2012	21.78%
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (WWNPX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.72%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (WWNPX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.59%	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (WWNPX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.88%	[1]

[1]	The Paradigm Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the four indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

No Load Class Prospectus | Kinetics Medical Fund
Kinetics Medical Fund
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Medical Fund No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		No Load Class Prospectus Kinetics Medical Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.97%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.72%
Total Annual Fund Operating Expenses		2.22%
Less: Fee Waiver	[2]	0.83%
Net Annual Fund Operating Expenses		1.39%
[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus Kinetics Medical Fund No Load Class	142	614	1,114	2,490

Portfolio Turnover.
  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Medical Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.72%
Worst Quarter:	2011	Q3	-15.60%

Average Annual Total Returns as of 12/31/2012
The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns No Load Class Prospectus Kinetics Medical Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
No Load Class	The Medical Fund (MEDRX) No Load Return Before Taxes	8.86%	3.40%	7.44%	7.56%	[1]	Sep 30, 1999
After Taxes on Distributions No Load Class	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions	6.79%	2.59%	6.85%	7.09%	[1]
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares	8.51%	2.86%	6.52%	6.71%	[1]
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	2.70%	[1]	Sep 30, 1999
NASDAQ Composite�� Index (reflects no deduction for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	15.91%	2.63%	8.50%	0.72%	[1]	Sep 30, 1999
[1]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Medical Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs")) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Medical Fund's returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Medical Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2003	Q2	16.72%
Worst Quarter:	2011	Q3	-15.60%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.60%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Medical Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
NASDAQ Composite�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.72%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,490
Annual Return 2003	rr_AnnualReturn2003	23.19%
Annual Return 2004	rr_AnnualReturn2004	6.96%
Annual Return 2005	rr_AnnualReturn2005	(0.72%)
Annual Return 2006	rr_AnnualReturn2006	14.81%
Annual Return 2007	rr_AnnualReturn2007	15.47%
Annual Return 2008	rr_AnnualReturn2008	(20.42%)
Annual Return 2009	rr_AnnualReturn2009	24.47%
Annual Return 2010	rr_AnnualReturn2010	4.30%
Annual Return 2011	rr_AnnualReturn2011	5.11%
Annual Return 2012	rr_AnnualReturn2012	8.86%
Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.56%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.71%	[1]

[1]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

No Load Class Prospectus | Kinetics Small Cap Opportunities Fund
Kinetics Small Cap Opportunities Fund
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Opportunities Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Small Cap Opportunities Fund No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		No Load Class Prospectus Kinetics Small Cap Opportunities Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.71%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.46%
Total Annual Fund Operating Expenses		1.96%
Less: Fee Waiver	[2]	0.32%
Net Annual Fund Operating Expenses		1.64%
[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus Kinetics Small Cap Opportunities Fund No Load Class	167	584	1,028	2,260

Portfolio Turnover.
  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria, (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Special Situations Risks:  The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Small Cap Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	41.94%
Worst Quarter:	2008	Q4	-29.94%

Average Annual Total Returns as of 12/31/2012
The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns No Load Class Prospectus Kinetics Small Cap Opportunities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
No Load Class	The Small Cap Opportunities Fund (KSCOX) No Load Return Before Taxes	26.74%	(3.66%)	10.83%	8.47%	[1]	Mar 20, 2000
After Taxes on Distributions No Load Class	The Small Cap Opportunities Fund (KSCOX) No Load Return After Taxes on Distributions	26.74%	(3.86%)	10.53%	8.21%	[1]
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Small Cap Opportunities Fund (KSCOX) No Load Return After Taxes on Distributions and Sale of Fund Shares	17.38%	(3.16%)	9.54%	7.46%	[1]
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	1.74%	[1]	Mar 20, 2000
Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	9.72%	4.85%	[1]	Mar 20, 2000
[1]	The Small Cap Fund's No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the four indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund's No Load Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Small Cap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Opportunities Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria, (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Special Situations Risks:  The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the Russell 2000 Index, which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Small Cap Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	41.94%
Worst Quarter:	2008	Q4	-29.94%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.94%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Small Cap Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.74%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2000
Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2000
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,260
Annual Return 2003	rr_AnnualReturn2003	66.51%
Annual Return 2004	rr_AnnualReturn2004	16.40%
Annual Return 2005	rr_AnnualReturn2005	13.17%
Annual Return 2006	rr_AnnualReturn2006	28.37%
Annual Return 2007	rr_AnnualReturn2007	19.65%
Annual Return 2008	rr_AnnualReturn2008	(57.88%)
Annual Return 2009	rr_AnnualReturn2009	58.16%
Annual Return 2010	rr_AnnualReturn2010	13.86%
Annual Return 2011	rr_AnnualReturn2011	(13.65%)
Annual Return 2012	rr_AnnualReturn2012	26.74%
Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSCOX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.66%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.47%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2000
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSCOX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.86%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.21%	[1]
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSCOX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.46%	[1]

[1]	The Small Cap Fund's No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the four indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund's No Load Class shares.
[2]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[3]	Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding acquired fund fees and expenses ("AFFE"), through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

No Load Class Prospectus | Kinetics Market Opportunities Fund
Kinetics Market Opportunities Fund
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.  The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Market Opportunities Fund No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		No Load Class Prospectus Kinetics Market Opportunities Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.73%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.48%
Total Annual Fund Operating Expenses	[2]	1.98%
Less: Fee Waiver	[3]	0.33%
Net Annual Fund Operating Expenses		1.65%
[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus Kinetics Market Opportunities Fund No Load Class	168	589	1,037	2,280

Portfolio Turnover.
  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses.  The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors.  For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector.  The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions.  The casino industry is particularly susceptible to economic conditions that negatively affect tourism.  Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies.  In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Market Opportunities Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	30.50%
Worst Quarter:	2008	Q4	-27.18%

Average Annual Total Returns as of 12/31/2012
The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns No Load Class Prospectus Kinetics Market Opportunities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	The Market Opportunities Fund (KMKNX) No Load Return Before Taxes	17.52%	(3.94%)	4.15%	Jan 31, 2006
After Taxes on Distributions No Load Class	The Market Opportunities Fund (KMKNX) No Load Return After Taxes on Distributions	17.23%	(4.19%)	3.94%
After Taxes on Distributions and Sale of Fund Shares No Load Class	The Market Opportunities Fund (KMKNX) No Load Return After Taxes on Distributions and Sale of Fund Shares	11.76%	(3.33%)	3.56%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	3.78%	Jan 31, 2006
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	17.32%	(3.69%)	1.34%	Jan 31, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Market Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Market Opportunities Fund is long-term growth of capital.  The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses.  The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors.  For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector.  The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions.  The casino industry is particularly susceptible to economic conditions that negatively affect tourism.  Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies.  In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes, compare with those of the S&P 500 Index and the MSCI EAFE Index, which represent broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Market Opportunities Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	30.50%
Worst Quarter:	2008	Q4	-27.18%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Market Opportunities Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
No Load Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	589
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,280
Annual Return 2007	rr_AnnualReturn2007	34.03%
Annual Return 2008	rr_AnnualReturn2008	(54.82%)
Annual Return 2009	rr_AnnualReturn2009	50.21%
Annual Return 2010	rr_AnnualReturn2010	11.31%
Annual Return 2011	rr_AnnualReturn2011	(7.85%)
Annual Return 2012	rr_AnnualReturn2012	17.52%
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKNX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
No Load Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKNX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
No Load Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKNX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%

[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Market Opportunities Fund's operating expenses and does not include 0.006% attributed to acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

No Load Class Prospectus | Kinetics Multi-Disciplinary Fund
Kinetics Multi-Disciplinary Fund
Investment Objectives
The investment objective of the Multi-Disciplinary Fund is total return.  The Multi-Disciplinary Fund is the sole “feeder fund” to The Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Multi-Disciplinary Fund No Load
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		No Load Class Prospectus Kinetics Multi-Disciplinary Fund No Load
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.75%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[2]	2.02%
Less: Fee Waiver	[3]	0.51%
Net Annual Fund Operating Expenses		1.51%
[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.49%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example.
  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus Kinetics Multi-Disciplinary Fund No Load	154	584	1,041	2,307

Portfolio Turnover.
  The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.  “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 100% of its assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Principal Investment Risks
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares, and therefore the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the “BXM Index”) and the CBOE S&P 500 PutWrite Index (the “PUT Index”), that reflect the strategies employed by the Investment Adviser.  The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Multi-Disciplinary Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2012	Q1	10.53%
Worst Quarter:	2011	Q3	-12.34%

Average Annual Total Returns as of 12/31/2012
The Multi-Disciplinary Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Returns No Load Class Prospectus Kinetics Multi-Disciplinary Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load	The Multi-Disciplinary Fund (KMDNX) No Load Return Before Taxes	15.38%	5.87%	Feb 11, 2008
After Taxes on Distributions No Load	The Multi-Disciplinary Fund (KMDNX) No Load Return After Taxes on Distributions	13.41%	4.57%
After Taxes on Distributions and Sale of Fund Shares No Load	The Multi-Disciplinary Fund (KMDNX) No Load Return After Taxes on Distributions and Sale of Fund Shares	9.96%	4.26%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	3.59%	Feb 11, 2008
BXM Index (reflects no deductions for fees, expenses or taxes)	BXM Index (reflects no deductions for fees, expenses or taxes)	5.20%	2.46%	Feb 11, 2008
PUT Index (reflects no deductions for fees, expenses or taxes)	PUT Index (reflects no deductions for fees, expenses or taxes)	8.14%	5.04%	Feb 11, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Multi-Disciplinary Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Multi-Disciplinary Fund is total return.  The Multi-Disciplinary Fund is the sole “feeder fund” to The Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.  “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 100% of its assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares, and therefore the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the “BXM Index”) and the CBOE S&P 500 PutWrite Index (the “PUT Index”), that reflect the strategies employed by the Investment Adviser.  The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500 Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT Index"), that reflect the strategies employed by the Investment Adviser.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Multi-Disciplinary Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2012	Q1	10.53%
Worst Quarter:	2011	Q3	-12.34%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.34%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Multi-Disciplinary Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2012
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
BXM Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BXM Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
PUT Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	PUT Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
No Load
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,307
Annual Return 2009	rr_AnnualReturn2009	22.90%
Annual Return 2010	rr_AnnualReturn2010	13.04%
Annual Return 2011	rr_AnnualReturn2011	0.24%
Annual Return 2012	rr_AnnualReturn2012	15.38%
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDNX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
No Load | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDNX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
No Load | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDNX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.26%

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.49%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013